Financial instruments per category	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial instruments per category

17. Financial instruments per category

December 31	2021	2020	2021	2020
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	5,534	6,550
Derivatives	—	827	—	—
Trade receivables	—	—	105,519	71,297
Other current receivables	—	—	6,982	1,969
Short-term investments	249,937	—	—	—
Cash and cash equivalents	—	—	295,572	105,364
Total	249,937	827	413,607	185,180

December 31	2021	2020	2021	2020
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	—	—	5,987	95,990
Shareholder loans	—	—	—	106,118
Derivatives (part of other non-current liabilities)	—	189	—	—
Bank overdraft facilities	—	—	—	1,197
Trade payables	—	—	93,043	45,295
Accrued expenses	—	—	85,987	36,147
Total	—	189	185,017	284,747

Short-term investments

Some of the cash received in the IPO has been invested in different short-term investments, namely funds, bonds and certificates, for the purpose of securing and increasing the value until the cash is needed for investments in the business, including, for example, new production facilities. The short-term investments are made in SEK and USD.

Funds consist of primarily “money market funds”, i.e. a kind of mutual fund that invests in highly liquid, near-term instruments and high-credit-rating, debt-based securities with a short-term maturity.

Bonds and certificates consist of corporate bonds and commercial papers.

The changes in fair value recorded in the profit and loss for the year ended December 31, 2021 were $0.2 million. The fair value changes are included in Finance income and expenses, net.

Fair value hierarchy

This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Specific valuation techniques used in level 2 to value financial instruments include:

•	for short-term investments, quoted market prices or dealer quotes for similar instruments,
•	for interest rate swaps, the present value of the estimated future cash flows based on observable yield curves, and
•	for foreign currency forwards, the present value of future cash flows based on the forward exchange rates at the balance sheet date

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Recurring fair value measurements at December 31, 2021	Level 1	Level 2	Level 3
Financial assets
Short-term investments	—	249,937	—
Total financial assets	—	249,937	—

Recurring fair value measurements at December 31, 2020	Level 1	Level 2	Level 3
Financial assets
Derivatives	—	827	—
Total financial assets	—	827	—
Financial liabilities
Derivatives	—	189	—
Total financial liabilities	—	189	—

There were no transfers between the levels during 2021 and 2020.

The fair value of liabilities to credit institutions is estimated to correspond to the carrying amount since all borrowing is at a floating interest rate, and the credit risk in the Group has not changed significantly.

The fair value of the shareholder loan in 2020 was estimated to correspond to the carrying amount since the due date was 3 months from the reporting date, hence the discount effect is not significant.

The carrying amount of other financial instruments in the Group is a reasonable approximation of fair value since they are short-term, and the discount effect is not significant.